INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of investments in associates and joint ventures [Line Items]
Disclosure Of Detailed Information about Investment In Associates And Joint Ventures [Text Block]
The detail of the investments in associates and joint ventures is as follows:

	December 31, 2017		December 31, 2016
Associates	Ps.	925,823	Ps.	865,410
Joint ventures		117,191		281,237
Total	Ps.	1,043,014	Ps.	1,146,647

Disclosure of interests in associates [text block]
The following table shows the balances of each investment in associates and joint ventures as of December 31, 2017 and 2016, Grupo Aval voting right percentage in those entities:

	December 31, 2017			December 31, 2016
	Ownership interest	Book value		Ownership interest	Book value
Associates
A.C.H Colombia S.A.	34%	Ps.	12,357	34%	Ps.	10,467
Redeban Multicolor S.A.	20%		19,529	20%		18,421
Credibanco (*)	25%		196,071	25%		192,893
Aerocali S.A.	50%		17,633	50%		24,971
Colombiana de Extrusión S.A. Extrucol	30%		11,476	30%		11,354
Concesionaria Tibitoc S.A.	33%		20,165	33%		20,209
Metrex S.A.	18%		2,559	18%		2,239
C.I. Acepalma S.A. (**)	11%		5,625	11%		4,367
Gases del Caribe S.A. E.S.P.	31%		269,739	31%		218,432
Gas Natural de Lima y Callao S.A. -Calidda S.A.	40%		363,139	40%		354,822
Energía Eficiente S.A.	39%		6,927	39%		6,678
Concentra Inteligencia en energía S.A.S	24%		603	24%		557

		Ps.	925,823		Ps.	865,410

Disclosure of interests in joint arrangements [text block]
	December 31, 2017			December 31, 2016
	Ownership interest	Book value		Ownership interest	Book value

Joint ventures
Cfc Sk Eldorado Latam Advisory Company S.A.S (1)	50%		345	50%		258
Cfc Sk El Dorado Latam Management Company Ltd (1)	50%		4,568	50%		2,993
Cfc Sk El Dorado Latam Capital Partner Ltd (1)	50%		495	50%		472
Cfc Sk El Dorado Latam Fund L.P. (1)	-		-	50%		12,395
Concesionaria Ruta Del Sol S.A.S. (2)	33%		111,783	33%		252,474
Concesionaria Víal Del Pacífico (3)	-		-	50%		1,479
Concesionaria Nueva Vía Al Mar (4)	-		-	60%		11,166
		Ps.	117,191		Ps.	281,237

(*) Since November 30, 2016, Grupo Aval has significant influence on Credibanco. Credibanco’s General Shareholders Meeting agreed to transform the society from a non-profit organization to a Limited Liability Company, which is now accounted for as an associate.
(**) Grupo Aval has significant influence over C.I. Acepalma S.A. due to its participation in the Board of Directors.

Disclosure of detailed information about movement of investments in associates and joint ventures accounts [Text Block]
A roll-forward of investments in associates and joint ventures accounts is shown below for the years ended at December 31, 2017, 2016 and 2015:

Associates
	December 31, 2017		December 31, 2016		December 31, 2015
Balance at the beginning of the year	Ps.	865,410	Ps.	645,377	Ps.	540,082
Acquisitions		-		16		-
Gain in non-monetary transactions (*)		-		195,514		-
Participation in the profit or loss of the period		170,349		147,867		121,563
Participation in Other Comprehensive Income		1,135		(17,949)		30,426
Dividends received		(107,812)		(96,375)		(39,188)
Capitalization reductions		-		(4,746)
Allowance for Impairment		-		(4,027)		-
Reclassifications		-		-		(6,524)
Exchange difference		(3,259)		(267)		(982)
Year-end balance	Ps.	925,823	Ps.	865,410	Ps.	645,377

(*) Since November 30, 2016, Grupo Aval has significant influence on Credibanco. On August 26, 2016 Credibanco’s General Shareholders Meeting agreed to transform the society from a non-profit organization to a Limited Liability Company, which is now accounted for as an associate.

Joint ventures
	December 31, 2017		December 31, 2016		December 31, 2015
Balance at the beginning of the year	Ps.	281,237	Ps.	282,222	Ps.	177,103
Participation in the period profit or loss		1,615		(7,102)		108,835
Participation in Other Comprehensive Income		(7)		(2,112)		1,538
Dividends received		-		-		(6,460)
Capitalization		87		17,282		-
Allowance for Impairment (*)		(140,691)		(5,892)		-
Transfers / Reclassification		(12,405)		(3,569)		1,206
Exchange difference		-		408		-
Balance acquired in business combination		(12,645)		-		-
Year-end balance	Ps.	117,191	Ps.	281,237	Ps.	282,222

(*) Impairment of the investment in the Concesionaria Conjunto Ruta del Sol S.A.S joint businesses (CRDS).

Disclosure of associates [text block]
The condensed financial information of the associates and joint ventures is as follows:

Associates

December 31, 2017

	Assets		Liabilities		Equity		Income		Expenses		Net income
A.C.H. Colombia S.A.	Ps.	56,670	Ps.	20,119	Ps.	36,551	Ps.	69,120	Ps.	54,746	Ps.	14,374
Redeban Multicolor S.A.		177,667		81,001		96,666		160,470		149,902		10,568
Credibanco		253,991		84,294		169,697		207,592		180,422		27,170
Aerocali S.A.		133,977		99,008		34,969		117,169		100,900		16,269
Colombiana de Extrusión S.A. Extrucol		68,059		29,807		38,252		65,870		62,201		3,669
Concesionaria Tibitoc S.A.		79,566		19,069		60,497		47,125		34,003		13,122
Metrex S.A.		38,933		24,726		14,207		47,763		43,003		4,760
C.I. Acepalma		290,406		240,547		49,859		798,782		789,925		8,857
Gases del Caribe S.A.		2,363,464		1,481,320		882,144		1,577,041		1,343,286		233,755
Cálidda S.A.		2,441,398		1,536,738		904,660		1,575,804		1,402,709		173,095
Concentra Inteligencia en energía S.A.S		2,331		231		2,100		1,634		1,491		143
Energía Eficiente S.A.		40,853		23,142		17,711		92,170		89,709		2,461
	Ps.	5,947,315	Ps.	3,640,002	Ps.	2,307,313	Ps.	4,760,540	Ps.	4,252,297	Ps.	508,243

December 31, 2016

	Assets		Liabilities		Equity		Income		Expenses		Net income
A.C.H. Colombia S.A.	Ps.	48,243	Ps.	17,282	Ps.	30,961	Ps.	59,991	Ps.	47,275	Ps.	12,716
Redeban Multicolor S.A.		161,093		69,912		91,181		132,626		127,020		5,606
Credibanco		365,559		212,085		153,474		203,214		184,342		18,872
Aerocali S.A.		146,783		96,841		49,942		130,743		104,850		25,893
Colombiana de Extrusión S.A. Extrucol		59,338		20,148		39,190		79,876		67,585		4,560
Concesionaria Tibitoc S.A.		88,521		27,894		60,627		53,212		37,063		16,149
Metrex S.A.		28,604		16,162		12,442		43,997		41,058		2,939
C.I. Acepalma		211,211		172,455		38,756		652,528		645,524		7,004
Gases del Caribe S.A.		2,197,142		1,460,303		736,838		1,818,142		1,627,786		190,356
Cálidda S.A.		2,230,186		1,343,129		887,057		1,630,979		1,462,514		168,465
Concentra Inteligencia en energía S.A.S		2,092		165		1,927		1,670		1,196		474
Energía Eficiente S.A.		41,643		25,045		16,598		500,311		491,584		8,728
	Ps.	5,580,415	Ps.	3,461,421	Ps.	2,118,993	Ps.	5,307,289	Ps.	4,837,797	Ps.	461,762

Disclosure of joint ventures [text block]
Joint ventures

December 31, 2017

	Assets		Liabilities		Equity		Income		Expenses		Net income
CFC SK Eldorado Latam Advisory Company S.A.S	Ps.	893	Ps.	204	Ps.	689	Ps.	2,037	Ps.	1,877	Ps.	159
Cfc Sk Eldorado Latam Management Company Ltd.		9,169		34		9,135		3,584		374		3,210
Cfc Sk Eldorado Latam Capital Partners, Ltd.		1,007		16		991		-		131		(131)
Concesionaria Vial del Pacífico (*)		424,888		424,379		509		113,113		115,567		(2,454)
Concesionaria Nueva Vía al Mar (*)		188,731		166,955		21,776		26,215		23,049		3,166
	Ps.	624,688	Ps.	591,588	Ps.	33,100	Ps.	144,949	Ps.	140,998	Ps.	3,950

(*) As of December 2017, the investment stopped being a Joint Venture and became a controlled investment. (See note 15, this acquisition is considered non-significant).

December 31, 2016

	Assets		Liabilities		Equity		Income		Expenses		Net income
CFC SK Eldorado Latam Advisory Company S.A.S	Ps.	1,015	Ps.	499	Ps.	516	Ps.	2,637	Ps.	2,265	Ps.	372
Cfc Sk Eldorado Latam Management Company Ltd.		6,026		39		5,987		3,003		381		2,622
Cfc Sk Eldorado Latam Capital Partners, Ltd.		960		15		945		(20)		152		(172)
Cfc Sk Eldorado Latam Fund L.P.		37,545		12,582		24,963		1,953		9,655		(7,702)
Concesionaria Ruta del Sol S.A.		3,653,227		2,578,230		1,074,997		1,499,983		1,207,910		292,073
Concesionaria Vial del Pacífico		246,184		243,221		2,963		61,275		61,506		(231)
Concesionaria Nueva Vía al Mar		122,884		104,274		18,610		27,408		24,337		3,071
	Ps.	4,067,841	Ps.	2,938,860	Ps.	1,128,981	Ps.	1,596,239	Ps.	1,306,206	Ps.	290,033